Tax Holiday Benefit Per Basic and Diluted Earnings per share (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Tax Holiday [Line Items]
Basic	0.005	0.050
Diluted	0.004	0.050